Low Income Housing Tax Credits and Other Tax Credit Investments - Narrative (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments In Affordable Housing Projects [Line Items]
Tax credit investments	$ 131,300,000	$ 83,800,000
Renewable Energy Program
Investments In Affordable Housing Projects [Line Items]
Equity investments	2,600,000	2,800,000
Outstanding investment commitments	$ 0	0
Low income housing tax credit and other tax credit investments
Investments In Affordable Housing Projects [Line Items]
Tax credit period of benefits	15 years
Operating loss tax benefits period	15 years
Tax credit write off	$ 0		$ 7,600,000
Tax credit recovery		$ 200,000